RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of company's key managerial personnel

	2023	2022
Director remuneration	$954	$817
Officer & key management remuneration[1]	$3,242	$3,505
Termination benefits	$675	$—
Share-based payments	$7,504	$7,218

Schedule of share based payment expenses to related party.

	2023	2022
Exploration and evaluation expense	$685	$1,530
General and administrative expense	$6,819	$5,688